Advance from Customers (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Senior Care Services [Member]
Advance from Customers (Details) [Line Items]
Advances from customers	$ 1,769,289	$ 2,817,048
Housekeeping Services [Member]
Advance from Customers (Details) [Line Items]
Advances from customers	$ 481,783	$ 176,608